Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 487,839	¥ 569,074
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities		¥ 476,478	¥ 547,850

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥476,478 million as of March 31, 2017 and September 30, 2017, respectively.